Share-Based Payments	12 Months Ended
Jun. 30, 2024
Share-Based Payments [Abstract]
Share-based payments

Note 40. Share-based payments

On 14 February, 2023, Mr. Neale Java resigned as Chief Financial Officer of the company and as a result he forfeited his rights to ordinary shares in the company. The A$34,722 of amortization which represented the total estimated fair value of those rights at 30 June, 2022, and recorded as an equity reserve, was reversed during the year ended 30 June, 2023.

In accordance with a resolution of the directors of Gelteq Limited, the directors of the Company declare that:

In the directors’ opinion:

•        the consolidated financial statements and notes for the two years ended 30 June 2024 set out in this document are in accordance with requirements of the International Financial Reporting Standards (IFRS), including:

(i)     complying with Accounting Standards, as issued by the International Accounting Standards Board, and

(ii)    present fairly in all material respects the Consolidated Entity’s financial position as at 30 June 2024 and 30 June 2023, and the results of its operations and its cash flows for each of the years ended 30 June 2024 and 30 June 2023, and

•        there are reasonable grounds to believe that the Consolidated Entity will be able to pay its debts as and when they become due and payable.